Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Vanguard Variable Insurance Funds—Growth Portfolio

Vanguard Variable Insurance Funds—Real Estate Index Portfolio

Supplement Dated January 26, 2021, to the Prospectuses and Summary Prospectuses Dated April 28, 2020

Shareholders of Vanguard Variable Insurance Funds—Growth Portfolio and Vanguard Variable Insurance Funds—Real Estate Index Portfolio (the Portfolios) have approved the Proposal to reclassify the diversification status of the Portfolios to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under "Principal Risks" in the Portfolio Summary section:

• Nondiversification risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Portfolio is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

Prospectus Text Changes

In More on the Portfolio, the following is added under the "Market Exposure" section:

The Portfolio is subject to nondiversification risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Portfolio is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

© 2021 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS DIVB 012021

Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Vanguard Variable Insurance Funds—Growth Portfolio

Vanguard Variable Insurance Funds—Real Estate Index Portfolio

Supplement Dated January 26, 2021, to the Prospectuses and Summary Prospectuses Dated April 28, 2020

Shareholders of Vanguard Variable Insurance Funds—Growth Portfolio and Vanguard Variable Insurance Funds—Real Estate Index Portfolio (the Portfolios) have approved the Proposal to reclassify the diversification status of the Portfolios to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under "Principal Risks" in the Portfolio Summary section:

• Nondiversification risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Portfolio is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

Prospectus Text Changes

In More on the Portfolio, the following is added under the "Market Exposure" section:

The Portfolio is subject to nondiversification risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Portfolio is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

© 2021 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS DIVB 012021

Real Estate Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Vanguard Variable Insurance Funds—Growth Portfolio

Vanguard Variable Insurance Funds—Real Estate Index Portfolio

Supplement Dated January 26, 2021, to the Prospectuses and Summary Prospectuses Dated April 28, 2020

Shareholders of Vanguard Variable Insurance Funds—Growth Portfolio and Vanguard Variable Insurance Funds—Real Estate Index Portfolio (the Portfolios) have approved the Proposal to reclassify the diversification status of the Portfolios to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under "Principal Risks" in the Portfolio Summary section:

• Nondiversification risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Portfolio is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

Prospectus Text Changes

In More on the Portfolio, the following is added under the "Market Exposure" section:

The Portfolio is subject to nondiversification risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Portfolio is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

© 2021 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS DIVB 012021